SHARE-BASED COMPENSATION	12 Months Ended
Jun. 30, 2026
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 23. SHARE-BASED COMPENSATION

Share-Based Awards Plan

The following is a summary of the share options activity:

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2024	22	$29,700.00
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	22	—
Outstanding as of June 30, 2025	—	$—
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2026	—	$—
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.

The Share-based compensation expense recorded for stock options granted were all ¥nil for the years ended June 30, 2024, 2025 and 2026, respectively. No unrecognized share-based compensation for stock options as of June 30, 2026.

Restricted Shares to Management and staff

As of June 30, 2026, the Company has granted restricted Class A Ordinary Shares to senior management and employees as follows:

On February 28, 2022, the Company granted 1,642,331 (457 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) Class A Ordinary Shares to its employees as compensation cost for awards. The fair value of the restricted shares was $1,708,024 based on the closing share price $1.04 ($3,744 post 2024 Reverse Stock Split and 2026 Reverse Stock Split) at February 28, 2022. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2024, 1,094,888 (305 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) shares were vested and 29,988 (9 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) shares were forfeited. The remaining 547,443 (153 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) shares were vested at February 28, 2025.

On March 15, 2023, the Company issued 1,000,000 (278 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($1,341.36 post 2024 Reverse Stock Split and 2026 Reverse Stock Split) on March 15, 2023 to its employee as compensation for service to the Company on new business exploration. The service period was six months from the date of grant. All of the restricted shares were issued on March 15, 2023 and the granted shares under this plan were vested on September 15, 2023.

On February 26, 2024, the Company granted 6,255,483 (1,738 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) restricted Class A Ordinary Shares to its management and staff. The fair value of the Class A restricted shares was $988,366 based on the fair value of share price $0.158 ($568.8 post 2024 Reverse Stock Split and 2026 Reverse Stock Split) at February 26, 2024. The granted shares under this plan were vested on February 26, 2025 and all of the restricted shares were issued on May 7,2025.

On March 31, 2025, the Company granted 2,263,194 (11,318 shares post 2026 Reverse Stock Split) restricted Class A Ordinary Shares to its management and staff. The fair value of the Class A restricted shares was $3,496,635 based on the fair of share price $1.545 ($309 post 2026 Reverse Stock Split) on March 31, 2025. All of the restricted shares were issued on March 31, 2025. These restricted shares will vest over two years with half of the shares vesting each year from the grant date. As the date of this report, no shares under this plan are vested.

60,827 (306 shares post 2026 Reverse Stock Split), 2,639,467 (13,209 shares post 2026 Reverse Stock Split) and nil restricted Class A restricted shares were issued and outstanding for the years ended June 30, 2024, 2025 and 2026 respectively, for all the plans mentioned above.

As of June 30, 2026, the Company has granted restricted Class B Ordinary Shares to senior management as follows:

On February 28, 2022, the Company granted 1,600,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $1,694,000 based on the fair value of share price $1.06 at February 28, 2022. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on February 28, 2022.

On March 9, 2023, the Company granted 3,000,000 restricted shares to its management as compensation cost for awards. The fair value of the restricted shares was $3,025,000 based on the fair value of share price $1.01 at March 9, 2023. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on March 9, 2023.

On February 26, 2024, the Company granted 12,900,000 restricted Class B Ordinary Shares to its management as compensation cost for awards. The fair value of the Class B restricted shares was $2,130,000 based on the fair value of share price $0.17 at February 26, 2024. These restricted shares vested immediately on the grant date. All granted shares under this plan are issued and outstanding on August 1, 2024.

nil, 12,900,000 and nil restricted Class B restricted shares were issued and outstanding during the years ended June 30, 2024, 2025 and 2026, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥22,427,682, ¥10,279,881 and ¥12,687,016 for the years ended June 30, 2024, 2025 and 2026, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of June 30, 2026 was approximately ¥9,481,158 ($1,397,350), which is expected to be recognized over a weighted average period of approximately 0.75 years.

Restricted Shares for services

As of June 30, 2026, the Company has granted restricted Class A Ordinary Shares to consultant as follows:

On January 5, 2022, the Company signed a consulting agreement with Lintec Information Ltd (the “Consultant”). As the service consideration, the Company issued 1,050,000 (278 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) restricted Class A Ordinary Shares with a value of $1,354,500 based on the closing share price of $1.29 ($4,644 post 2024 Reverse Stock Split and 2026 Reverse Stock Split) on January 5, 2022 to the Consultant as payment for being the Company’s investment and financial advisor for a period of one year. The vesting period of these shares was one year from the date of contract. All of the restricted shares were issued under this plan on January 5, 2022 and all of the granted shares under this plan was vested as of June 30, 2024.

On March 15, 2023, the Company signed a consulting agreement with some business consultants (the “Consultants”). As the service consideration, the Company issued 1,000,000 (292 shares post 2024 Reverse Stock Split and 2026 Reverse Stock Split) restricted Class A Ordinary Shares with a value of $372,600 based on the closing share price of $0.3726 ($1,341.36 post 2024 Reverse Stock Split and 2026 Reverse Stock Split) on March 15, 2023 to the Consultants as compensation for acting as advisors to the Company on new business exploration. The vesting period of these shares was six months from the date of contract. All of the restricted shares were issued under this plan on March 15, 2023 and the granted shares under this were vested on September15, 2023.

nil, nil and nil restricted Class A restricted shares were issued and outstanding during the years ended June 30, 2024, 2025 and 2026, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for service was ¥nil, ¥nil and ¥nil for the years ended June 30, 2024, 2025 and 2026, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of June 30, 2026 was ¥nil.

Following is a summary of the restricted shares granted:

Restricted share grants	Shares*
Non-vested as of June 30, 2024	1,890
Granted	11,318
Vested	(1,890)
Non-vested as of June 30, 2025	11,318
Granted	—
Vested	(5,659)
Non-vested as of June 30, 2026	5,659
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.

The following is a summary of the status of restricted share at June 30, 2026:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share*	Number*	Period (Years)
$309	5,659	0.75
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.